Subsequent Events - Additional Information (Detail)	1 Months Ended	3 Months Ended			9 Months Ended
	Oct. 31, 2016 USD ($) Vessel	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($)
Subsequent Event [Line Items]
Loss on sale of vessel			$ (137,000)	$ 0	$ (137,000)	$ 0
Book value			1,664,859,000		1,664,859,000		$ 1,767,925,000
Total principal			966,651,000		966,651,000		$ 1,164,605,000
Subsequent Event [Member] | Profit sharing agreement [Member]
Subsequent Event [Line Items]
Number of vessels | Vessel	1
Derivative, fixed time charter rate	$ 17,000
Charter Contract Period (in months)	12 months
Option Exercise Period (in months)	3 months
Aframax equivalent vessel percent	50.00%
MR Tanker, Hugli Spirit [Member]
Subsequent Event [Line Items]
Sale price			13,200,000		13,200,000
MR Tanker, Hugli Spirit [Member] | Scenario, Forecast [Member]
Subsequent Event [Line Items]
Loss on sale of vessel		$ 0
Suezmax tankers [Member]
Subsequent Event [Line Items]
Book value			40,300,000		40,300,000
Total principal			$ 79,100,000		$ 79,100,000
Suezmax tankers [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Sale price	$ 33,800,000
Number of vessels | Vessel	2